Staff costs - Summary of Staff Costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries and other benefits	$ (22,387,850)	$ (9,561,459)	$ (4,204,302)
Share-based payments charges	(33,611,231)	(2,828,995)	(433,344)
Employee end of service benefits	(656,403)	(164,511)
General and administrative expenses	(53,269,597)	(11,257,729)	(4,110,436)
Selling and marketing expenses	(3,385,887)	(1,297,236)	(527,210)
Staff costs	$ (56,655,484)	$ (12,554,965)	$ (4,637,646)